Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of nature and extent of risks arising from financial instruments
The following table demonstrates the sensitivity of net income (loss) in the consolidated statements of operations to reasonably possible changes in interest rates, with all other variables held constant.

	Increase/ (Decrease) in Percentages	Effects on Loss before Tax
December 31, 2020	10%	$19
	(10)%	$(19)
December 31, 2021	10%	$—
	(10%)	$—
December 31, 2022	10%	$1
	(10)%	$(1)

Disclosure of derivative financial liabilities	The Company’s exposure to foreign currency risk against financial assets and financial liabilities was as follows, based on notional amounts:

(in millions)	EUR	JPY	SGD
December 31, 2021
Receivables and prepayments	$161	$—	$13
Cash and cash equivalents	45	2	4
Loans and borrowings	(14)	—	(91)
Trade and other payables	(254)	(73)	(147)
	$(62)	$(71)	$(221)
December 31, 2022
Receivables and prepayments	$120	$—	$16
Cash and cash equivalents	48	4	420
Loans and borrowings	45	—	—
Trade and other payables	(388)	(73)	(149)
	$(175)	$(69)	$287

Disclosure of maturity analysis for derivative financial liabilities
The aging of financial assets including trade receivables is as follows:

			Past Due but Not Impaired
(in millions)	Total	Neither past Due Nor Impaired	< 30 Days	31-90 Days	91-120 Days	Great than 120 days
December 31, 2021	$1,067	$1,023	$42	$1	$1	$—
December 31, 2022	$2,254	$2,137	$84	$33	$—	$—
The table below summarizes the maturity profile of the Company’s financial liabilities:

(in millions)	Carrying Value	Contractual Cash Flows	1 Year or Less	1 to 5 Years	Greater than 5 Years	Total
December 31, 2021
Loans and borrowings	$2,013	$2,205	$349	$1,736	$120	$2,205
Lease obligations	426	512	157	232	123	512
Derivative financial liability	66	66	49	17	—	66
Trade payables and other liabilities	1,895	1,895	1,848	47	—	1,895
	$4,400	$4,678	$2,403	$2,032	$243	$4,678
December 31, 2022
Loans and borrowings	$2,511	$2,706	$229	$1,443	$1,034	$2,706
Lease obligations	345	427	92	184	151	427
Derivative financial liability	66	66	61	5	—	66
Trade payables and other liabilities	2,265	2,265	2,171	63	31	2,265
	$5,187	$5,464	$2,553	$1,695	$1,216	$5,464

Disclosure of fair value measurement of assets
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021
Assets:

Cash equivalents(1)	$2,175	$2,150	$25	$—

Investments in equity instruments(2)	$17	$1	$—	$16

Derivatives(3)	$25	$—	$25	$—

Liabilities:

Derivatives(3)	$66	$—	$66	$—

	Fair Value Measurement at Reporting Date Using

(in millions)	Total	Quoted Prices Identical Assets/ Liabilities (Level 1)	Significant Other Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2022
Assets:

Cash equivalents (1)	$961	$961	$—	$—

Investments in equity instruments (2)	$15	$—	$—	$15

Investments in marketable securities(3)	$994	$994	$—	$—

Derivatives(4)	$177	$—	$177	$—

Liabilities:

Derivatives(4)	$66	$—	$66	$—
(1)Included in cash and cash equivalents on the Company’s consolidated statements of financial position.
(2)Included in current and non-current receivables, prepayments and other assets on the Company’s consolidated statements of financial position.
(3)Included in current and non-current marketable securities on the Company’s consolidated statements of financial position.
(4)Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity hedge. Included in other current and non-current financial assets on the Company’s consolidated statements of financial position.
Disclosure of financial assets
The carrying and fair values of the Company’s financial instruments not recorded at fair value on a recurring basis are presented in the following table, classified according to the categories of loans and receivables (“LaR”) and financial liabilities at amortized cost (“FLAC”):

(in millions)		December 31, 2022		December 31, 2021
Financial Liability	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other long-term debt	FLAC	2,511	2,414	2,013	2,006
Total		$2,511	$2,414	$2,013	$2,006